Property, Plant, and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, Net

7. Property, Plant, and Equipment, Net

Property, plant, and equipment, net consists of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Leasehold improvements	51,917,017	51,917,017	7,312,359
Furniture, fixtures and equipment	6,125,266	5,396,172	760,035
Motor vehicles	1,951,239	1,480,019	208,456
Total	59,993,522	58,793,208	8,280,850
Accumulated depreciation	(58,918,494)	(58,192,581)	(8,196,253)
Property, plant, and equipment, net	1,075,028	600,627	84,597

Depreciation expense was RMB7,342,946, RMB4,599,402 and RMB426,728 for the years ended December 31, 2021, 2022and 2023, respectively.